Segmental analysis - Adjusted profit reconciliation (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of operating segments [line items]
Profit before tax	$ 4,318	$ 940	$ 12,407
– restructuring and other related costs (revenue)	(49)	0	0
Adjusted
Disclosure of operating segments [line items]
Profit before tax	5,635	9,660	12,273
Significant items
Disclosure of operating segments [line items]
Profit before tax	(1,317)	(8,711)	(81)
– customer redress programmes (revenue)	26	(163)	0
– disposals, acquisitions and investment in new businesses (revenue)	(8)	(59)	827
– fair value movements on financial instruments	299	34	50
– costs of structural reform	0	(67)	(91)
– customer redress programmes (operating expenses)	(50)	(671)	(610)
– impairment of goodwill and other intangible assets	1,025	7,349	0
– restructuring and other related costs (operating expenses)	(505)	(540)	(287)
– settlements and provisions in connection with legal and other regulatory matters	(5)	59	2
– currency translation on significant items		45	28
Currency translation
Disclosure of operating segments [line items]
Profit before tax		$ (9)	$ 215
Software | Significant items
Disclosure of operating segments [line items]
– impairment of goodwill and other intangible assets	$ (173)